Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value Initial Fixed $100
					Investment Based on:
	Summary		Average Summary	Average		Peer Group
	Compensation	Compensation	Compensation	Compensation	Total	Total
	Table Total for	Actually Paid to	Table Total for	Actually Paid to	Shareholder	Shareholder	Net
	PEO	PEO	non-PEO NEOs	non-PEO NEOs	Return	Return	Income	EBIT
Year	($)	($)(1)	($)	($)(1)	($)(2)	($)(2)	($ millions)	($ millions)(3)

2022	12,244,474	21,333,867	2,793,570	3,925,060	139.47	106.60	584	753
2021	10,794,495	6,373,916	2,480,792	1,992,573	101.26	139.20	149	680
2020	8,783,162	8,969,913	1,846,407	1,473,863	100.18	125.67	249	579
(1)	Amounts represent compensation actually paid to our Chief Executive Officer (referred to in this section as our PEO) and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs

2022	Andres A. Lopez	John A. Haudrich, Darrow A. Abrahams, Arnaud Aujouannet, Vitaliano Torno
2021	Andres A. Lopez	John A. Haudrich, Darrow A. Abrahams, Arnaud Aujouannet, Vitaliano Torno, Giancarlo Currarino
2020	Andres A. Lopez	John A. Haudrich, Arnaud Aujouannet, Vitaliano Torno, Giancarlo Currarino, Miguel I. Alvarez, Mary Beth Wilkinson

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2020		2021		2022
Adjustments		Average Non-		Average Non-		Average Non-
	PEO	PEO NEOs	PEO	PEO NEOs	PEO	PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable Fiscal Year	$ (6,100,005)	$ (704,042)	$ (6,528,455)	$ (835,342)	$ (7,737,321)	$ (1,053,308)

Increase in Fair Value of Awards Granted during Applicable Fiscal Year that Remained Outstanding and Unvested as of Applicable Fiscal Year End	8,032,110	624,380	7,086,957	906,803	12,059,647	1,641,725

Change in Fair Value of Awards Granted during Prior Fiscal Year that Remained Outstanding and Unvested as of Applicable Fiscal Year End, determined based on change in Fair Value from Prior Fiscal Year End to Applicable Fiscal Year End	(730,920)	(56,912)	(4,879,970)	(471,485)	4,718,737	611,950

Change in Fair Value of Awards Granted during Prior Fiscal Year that Vested During Applicable Fiscal Year, determined based on change in Fair Value from Prior Fiscal Year End to Vesting Date	(308,792)	(27,832)	113,595	10,356	48,330	9,116

Reduction of Fair Value of Awards Granted during Prior Fiscal Year that were Forfeited during Applicable Fiscal Year, determined as of Prior Fiscal Year End	-	(89,278)	-	-	-	-

Reduction for values reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable Fiscal Year	(705,642)	(184,877)	(212,705)	(189,844)	-	(200,673)

Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	-	66,016	-	91,293	-	122,680

TOTAL ADJUSTMENTS	$ 186,751	$ (372,545)	$ (4,420,578)	$ (488,219)	$ 9,089,393	$ 1,131,490

(2)	For the relevant year, represents the cumulative TSR (the “Peer Group TSR”) of the following peer companies (which comprise a packaging group consisting of companies with lines of business or product end uses comparable to those of the Company for which market quotations are available): AptarGroup, Inc., Ardagh Group S.A., Ball Corp., Crown Holdings, Inc., O-I Glass, Inc., Sealed Air Corp., Silgan Holdings Inc., and Sonoco Products Co. TSR amounts reported in the graph (both for O-I’s TSR and for the Peer Group TSR) assume an initial fixed investment of $100 in the Company’s common stock or in the peer group, as applicable, for the period beginning on December 31, 2019 through the end of the relevant fiscal year, and that all dividends, if any, were reinvested.I

(3)	EBIT is a non-GAAP measure. See Appendix A for a calculation of this measure.

Company Selected Measure Name	EBIT
Named Executive Officers, Footnote [Text Block]

Year	PEO	Non-PEO NEOs

2022	Andres A. Lopez	John A. Haudrich, Darrow A. Abrahams, Arnaud Aujouannet, Vitaliano Torno
2021	Andres A. Lopez	John A. Haudrich, Darrow A. Abrahams, Arnaud Aujouannet, Vitaliano Torno, Giancarlo Currarino
2020	Andres A. Lopez	John A. Haudrich, Arnaud Aujouannet, Vitaliano Torno, Giancarlo Currarino, Miguel I. Alvarez, Mary Beth Wilkinson

Peer Group Issuers, Footnote [Text Block]
(2)	For the relevant year, represents the cumulative TSR (the “Peer Group TSR”) of the following peer companies (which comprise a packaging group consisting of companies with lines of business or product end uses comparable to those of the Company for which market quotations are available): AptarGroup, Inc., Ardagh Group S.A., Ball Corp., Crown Holdings, Inc., O-I Glass, Inc., Sealed Air Corp., Silgan Holdings Inc., and Sonoco Products Co. TSR amounts reported in the graph (both for O-I’s TSR and for the Peer Group TSR) assume an initial fixed investment of $100 in the Company’s common stock or in the peer group, as applicable, for the period beginning on December 31, 2019 through the end of the relevant fiscal year, and that all dividends, if any, were reinvested.I

PEO Total Compensation Amount	$ 12,244,474	$ 10,794,495	$ 8,783,162
PEO Actually Paid Compensation Amount	$ 21,333,867	6,373,916	8,969,913
Adjustment To PEO Compensation, Footnote [Text Block]

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2020		2021		2022
Adjustments		Average Non-		Average Non-		Average Non-
	PEO	PEO NEOs	PEO	PEO NEOs	PEO	PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable Fiscal Year	$ (6,100,005)	$ (704,042)	$ (6,528,455)	$ (835,342)	$ (7,737,321)	$ (1,053,308)

Increase in Fair Value of Awards Granted during Applicable Fiscal Year that Remained Outstanding and Unvested as of Applicable Fiscal Year End	8,032,110	624,380	7,086,957	906,803	12,059,647	1,641,725

Change in Fair Value of Awards Granted during Prior Fiscal Year that Remained Outstanding and Unvested as of Applicable Fiscal Year End, determined based on change in Fair Value from Prior Fiscal Year End to Applicable Fiscal Year End	(730,920)	(56,912)	(4,879,970)	(471,485)	4,718,737	611,950

Change in Fair Value of Awards Granted during Prior Fiscal Year that Vested During Applicable Fiscal Year, determined based on change in Fair Value from Prior Fiscal Year End to Vesting Date	(308,792)	(27,832)	113,595	10,356	48,330	9,116

Reduction of Fair Value of Awards Granted during Prior Fiscal Year that were Forfeited during Applicable Fiscal Year, determined as of Prior Fiscal Year End	-	(89,278)	-	-	-	-

Reduction for values reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable Fiscal Year	(705,642)	(184,877)	(212,705)	(189,844)	-	(200,673)

Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	-	66,016	-	91,293	-	122,680

TOTAL ADJUSTMENTS	$ 186,751	$ (372,545)	$ (4,420,578)	$ (488,219)	$ 9,089,393	$ 1,131,490

(2)	For the relevant year, represents the cumulative TSR (the “Peer Group TSR”) of the following peer companies (which comprise a packaging group consisting of companies with lines of business or product end uses comparable to those of the Company for which market quotations are available): AptarGroup, Inc., Ardagh Group S.A., Ball Corp., Crown Holdings, Inc., O-I Glass, Inc., Sealed Air Corp., Silgan Holdings Inc., and Sonoco Products Co. TSR amounts reported in the graph (both for O-I’s TSR and for the Peer Group TSR) assume an initial fixed investment of $100 in the Company’s common stock or in the peer group, as applicable, for the period beginning on December 31, 2019 through the end of the relevant fiscal year, and that all dividends, if any, were reinvested.I

Non-PEO NEO Average Total Compensation Amount	$ 2,793,570	2,480,792	1,846,407
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,925,060	1,992,573	1,473,863
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2020		2021		2022
Adjustments		Average Non-		Average Non-		Average Non-
	PEO	PEO NEOs	PEO	PEO NEOs	PEO	PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable Fiscal Year	$ (6,100,005)	$ (704,042)	$ (6,528,455)	$ (835,342)	$ (7,737,321)	$ (1,053,308)

Increase in Fair Value of Awards Granted during Applicable Fiscal Year that Remained Outstanding and Unvested as of Applicable Fiscal Year End	8,032,110	624,380	7,086,957	906,803	12,059,647	1,641,725

Change in Fair Value of Awards Granted during Prior Fiscal Year that Remained Outstanding and Unvested as of Applicable Fiscal Year End, determined based on change in Fair Value from Prior Fiscal Year End to Applicable Fiscal Year End	(730,920)	(56,912)	(4,879,970)	(471,485)	4,718,737	611,950

Change in Fair Value of Awards Granted during Prior Fiscal Year that Vested During Applicable Fiscal Year, determined based on change in Fair Value from Prior Fiscal Year End to Vesting Date	(308,792)	(27,832)	113,595	10,356	48,330	9,116

Reduction of Fair Value of Awards Granted during Prior Fiscal Year that were Forfeited during Applicable Fiscal Year, determined as of Prior Fiscal Year End	-	(89,278)	-	-	-	-

Reduction for values reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable Fiscal Year	(705,642)	(184,877)	(212,705)	(189,844)	-	(200,673)

Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	-	66,016	-	91,293	-	122,680

TOTAL ADJUSTMENTS	$ 186,751	$ (372,545)	$ (4,420,578)	$ (488,219)	$ 9,089,393	$ 1,131,490

(2)	For the relevant year, represents the cumulative TSR (the “Peer Group TSR”) of the following peer companies (which comprise a packaging group consisting of companies with lines of business or product end uses comparable to those of the Company for which market quotations are available): AptarGroup, Inc., Ardagh Group S.A., Ball Corp., Crown Holdings, Inc., O-I Glass, Inc., Sealed Air Corp., Silgan Holdings Inc., and Sonoco Products Co. TSR amounts reported in the graph (both for O-I’s TSR and for the Peer Group TSR) assume an initial fixed investment of $100 in the Company’s common stock or in the peer group, as applicable, for the period beginning on December 31, 2019 through the end of the relevant fiscal year, and that all dividends, if any, were reinvested.I

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Total Shareholder Return Amount	$ 139.47	101.26	100.18
Peer Group Total Shareholder Return Amount	106.60	139.20	125.67
Net Income (Loss)	$ 584,000,000	$ 149,000,000	$ 249,000,000
Company Selected Measure Amount	753,000,000	680,000,000	579,000,000
PEO Name	Andres A. Lopez
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	EBIT
Non-GAAP Measure Description [Text Block]
(3)	EBIT is a non-GAAP measure. See Appendix A for a calculation of this measure.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	aFCF
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	ROIC
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	EPS
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	TSR
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	r-TSR
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 9,089,393	$ (4,420,578)	$ 186,751
PEO [Member] | Deduction for Amounts Reported under the "Stock Awards" and "Option Awards" Columns in the Summary Compensation Table for Applicable Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,737,321)	(6,528,455)	(6,100,005)
PEO [Member] | Increase in Fair Value of Awards Granted during Applicable Fiscal Year that Remained Outstanding and Unvested as of Applicable Fiscal Year End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	12,059,647	7,086,957	8,032,110
PEO [Member] | Change in Fair Value of Awards Granted during Prior Fiscal Year that Remained Outstanding and Unvested as of Applicable Fiscal Year End, determined based on change in Fair Value from Prior Fiscal Year End to Applicable Fiscal Year End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,718,737	(4,879,970)	(730,920)
PEO [Member] | Change in Fair Value of Awards Granted during Prior Fiscal Year that Vested During Applicable Fiscal Year, determined based on change in Fair Value from Prior Fiscal Year End to Vesting Date
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	48,330	113,595	(308,792)
PEO [Member] | Reduction for values reported in the "Change in Pension Value and Nonqualified Deferred Compensation Earnings" Column of the Summary Compensation Table for Applicable Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(212,705)	(705,642)
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,131,490	(488,219)	(372,545)
Non-PEO NEO [Member] | Deduction for Amounts Reported under the "Stock Awards" and "Option Awards" Columns in the Summary Compensation Table for Applicable Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,053,308)	(835,342)	(704,042)
Non-PEO NEO [Member] | Increase in Fair Value of Awards Granted during Applicable Fiscal Year that Remained Outstanding and Unvested as of Applicable Fiscal Year End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,641,725	906,803	624,380
Non-PEO NEO [Member] | Change in Fair Value of Awards Granted during Prior Fiscal Year that Remained Outstanding and Unvested as of Applicable Fiscal Year End, determined based on change in Fair Value from Prior Fiscal Year End to Applicable Fiscal Year End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	611,950	(471,485)	(56,912)
Non-PEO NEO [Member] | Change in Fair Value of Awards Granted during Prior Fiscal Year that Vested During Applicable Fiscal Year, determined based on change in Fair Value from Prior Fiscal Year End to Vesting Date
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,116	10,356	(27,832)
Non-PEO NEO [Member] | Reduction of Fair Value of Awards Granted during Prior Fiscal Year that were Forfeited during Applicable Fiscal Year, determined as of Prior Fiscal Year End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(89,278)
Non-PEO NEO [Member] | Reduction for values reported in the "Change in Pension Value and Nonqualified Deferred Compensation Earnings" Column of the Summary Compensation Table for Applicable Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(200,673)	(189,844)	(184,877)
Non-PEO NEO [Member] | Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 122,680	$ 91,293	$ 66,016